December 15, 2005

 VIA EDGAR

 Securities and Exchange Commission
 450 Fifth Street NW
 Judiciary Plaza
 Washington, DC  20549

 Re: Mid-Wisconsin Financial Services, Inc.
     Schedule TO

 Gentlemen:

      We are herewith transmitting the above-referenced registrant's
 Tender Offer Statement, together with all exhibits, dated December 15, 2005.

 Very truly yours,

 RUDER WARE, L.L.S.C.


 ARNOLD J. KIBURZ III

 Arnold J. Kiburz III

 Enclosure